Marketable Securities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013	Aug. 31, 2012	May 31, 2014	May 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 49,100,000		$ 71,900,000	$ 49,100,000
Available-for-sale securities, long-term	64,000,000		71,000,000	64,000,000
Gross gains realized on sales of investments			7,500,000	12,300,000
Gross losses realized on sales of investments			100,000	600,000
Losses recognized for securities deemed to have other-than-temporary impairments			200,000	14,300,000
Impairment of investments	18,500,000	40,300,000		51,092,000
Conversion option, Kemrock 5.5% bonds
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments				$ 13,700,000
Maximum
Schedule of Available-for-sale Securities [Line Items]
Investments with unrealized loss, percentage of fair values less than original cost			15.00%